SCHEDULE OF FAIR VALUE MEASUREMENT INPUTS AND VALUATION TECHNIQUES (Details) - Warrant [Member]	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Expected term	3 years	10 years	10 years
Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrant measurement	4.46	3.53	3.53
Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrant measurement	0.00	0.00	0.00
Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrant measurement	55.14	47.44	47.44